Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 25, 2025, Safe and Green Development Corporation (the “Company” or “SGD”) entered into a definitive Membership Interest Purchase Agreement (the “Purchase Agreement”) with Resource Group US Holdings LLC (“Resource Group”), a Florida limited liability company, and its equityholders. On June 2, 2025, pursuant to an amendment to the Purchase Agreement (the “Amendment”), the Company consummated the acquisition of all of the issued and outstanding membership interests of Resource Group, with Resource Group continuing as the surviving company and becoming a wholly owned subsidiary of the Company (the “Acquisition”).
Document Period End Date	May 29, 2025
Entity File Number	001-41581
Entity Registrant Name	SAFE AND GREEN DEVELOPMENT CORPORATION
Entity Central Index Key	0001959023
Entity Tax Identification Number	87-1375590
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Biscayne Blvd
Entity Address, Address Line Two	#1201
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SGD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false